PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 95.1%
Aerospace & Defense — 5.5%
General Dynamics Corp.	29,350	$5,363,125
Spirit AeroSystems Holdings, Inc., Class A	25,700	2,113,568

		7,476,693

Airlines — 2.0%
American Airlines Group, Inc.	44,900	1,210,953
JetBlue Airways Corp.*	93,900	1,572,825

		2,783,778

Auto Parts & Equipment — 1.3%
Aptiv PLC	21,000	1,835,820

Banks — 10.8%
BankUnited, Inc.	97,000	3,261,140
BB&T Corp.	52,200	2,785,914
Comerica, Inc.	53,400	3,523,866
KeyCorp.	180,000	3,211,200
State Street Corp.	32,700	1,935,513

		14,717,633

Beverages — 2.3%
Molson Coors Brewing Co., Class B	54,100	3,110,750

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc.*	26,300	2,575,822

Building Materials — 1.5%
Johnson Controls International PLC	47,329	2,077,270

Chemicals — 1.9%
Ashland Global Holdings, Inc.	33,900	2,611,995

Computers — 5.1%
Conduent, Inc.*	270,800	1,684,376
Teradata Corp.*	68,000	2,108,000
Western Digital Corp.	53,923	3,215,968

		7,008,344

Distribution & Wholesale — 0.6%
KAR Auction Services, Inc.	32,900	807,695

Diversified Financial Services — 3.9%
AerCap Holdings N.V.*	98,200	5,376,450

Electric — 4.5%
AES Corp.	92,400	1,509,816
Evergy, Inc.	44,900	2,988,544
Vistra Energy Corp.	64,200	1,716,066

		6,214,426

Electronics — 3.5%
Itron, Inc.*	64,600	4,777,816

Entertainment — 4.2%
International Game Technology PLC	243,400	3,458,714
Lions Gate Entertainment Corp., Class A*	39,100	361,675
Lions Gate Entertainment Corp., Class B*	219,200	1,915,808

		5,736,197

	Number of Shares	Value†

Environmental Control — 3.2%
Covanta Holding Corp.	254,500	$4,400,305

Food — 4.3%
The Hain Celestial Group, Inc.*	135,300	2,905,568
TreeHouse Foods, Inc.*	54,700	3,033,115

		5,938,683

Healthcare Products — 3.0%
Zimmer Biomet Holdings, Inc.	29,500	4,049,465

Healthcare Services — 1.6%
MEDNAX, Inc.*	63,000	1,425,060
Molina Healthcare, Inc.*	6,500	713,180

		2,138,240

Lodging — 5.7%
MGM Resorts International	118,500	3,284,820
Wyndham Destinations, Inc.	98,300	4,523,766

		7,808,586

Miscellaneous Manufacturing — 4.1%
Hexcel Corp.	29,800	2,447,474
Valmont Industries, Inc.	22,600	3,128,744

		5,576,218

Oil & Gas — 3.8%
Cabot Oil & Gas Corp.	148,400	2,607,388
Devon Energy Corp.	108,100	2,600,886

		5,208,274

Pipelines — 4.5%
ONEOK, Inc.	45,000	3,316,050
The Williams Cos., Inc.	120,500	2,899,230

		6,215,280

Retail — 7.1%
Best Buy Co., Inc.	26,600	1,835,134
Chico’s FAS, Inc.	363,100	1,463,293
Party City Holdco, Inc.*	634,800	3,624,708
The Children’s Place, Inc.	35,900	2,763,941

		9,687,076

Semiconductors — 3.4%
Entegris, Inc.	28,400	1,336,504
ON Semiconductor Corp.*	80,300	1,542,563
Skyworks Solutions, Inc.	22,800	1,806,900

		4,685,967

Software — 2.6%
Nuance Communications, Inc.*	213,788	3,486,882

Telecommunications — 2.8%
Amdocs Ltd.	27,200	1,798,192
Ciena Corp.*	50,900	1,996,807

		3,794,999

TOTAL COMMON STOCKS (Cost $121,036,700)		130,100,664

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 4.5%

Building & Real Estate — 3.6%
Starwood Property Trust, Inc.	201,900	$4,890,018

Diversified — 0.9%
CoreCivic, Inc.	70,200	1,213,056

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,353,358)		6,103,074

SHORT-TERM INVESTMENTS — 0.0%

BlackRock Liquidity FedFund—Institutional Shares (seven-day effective yield 1.860%) (Cost $16,805)	16,805	16,805

TOTAL INVESTMENTS — 99.6% (Cost $126,406,863)		136,220,543
Other Assets & Liabilities — 0.4%		608,118

TOTAL NET ASSETS — 100.0%		$136,828,661

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.	— Naamloze Vennootschap.
PLC	— Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

MID CAP VALUE FUND

Country Weightings as of 09/30/2019 ††
United States	95%
Ireland	5
Total	100%

††% of total investments as of September 30, 2019.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$130,100,664	$130,100,664	$—	$—
REAL ESTATE INVESTMENT TRUSTS	6,103,074	6,103,074	—	—
SHORT-TERM INVESTMENTS	16,805	16,805		—

TOTAL INVESTMENTS	$136,220,543	$136,220,543	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

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